NON-CURRENT ASSETS AND DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE (Details) - Schedule of fleet classified as non-current assets or groups of assets for disposal classified as held	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
NON-CURRENT ASSETS AND DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE (Details) - Schedule of fleet classified as non-current assets or groups of assets for disposal classified as held [Line Items]
Total	6	11
Boeing 767 [Member]
NON-CURRENT ASSETS AND DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE (Details) - Schedule of fleet classified as non-current assets or groups of assets for disposal classified as held [Line Items]
Total	6	11